                                         NEUBERGER BERMAN













NEUBERGER BERMAN

INCOME FUNDS-R-





Government Money Fund                    SEMI-ANNUAL REPORT
Cash Reserves                            APRIL 30, 1999
Limited Maturity Bond Fund
High Yield Bond Fund

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    PERFORMANCE HIGHLIGHTS                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund                             B-12
Cash Reserves                                     B-13
Limited Maturity Bond Fund                        B-14
High Yield Bond Fund                              B-15

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Government Money Portfolio                         C-1
Cash Reserves Portfolio                            C-2
Limited Maturity Bond
 Portfolio                                         C-5
High Yield Bond Portfolio                         C-12

    FINANCIAL STATEMENTS                          C-20

    FINANCIAL HIGHLIGHTS
Government Money Portfolio                        C-30
Cash Reserves Portfolio                           C-31
Limited Maturity Bond
 Portfolio                                        C-32
High Yield Bond Portfolio                         C-33

    DIRECTORY                                      D-1

    OFFICERS AND TRUSTEES                          D-2

   The "Neuberger Berman" name and logo are service marks of Neuberger Berman LLC. "Neuberger Berman Management Inc." and the individual fund names in this report are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-1999. Neuberger Berman Management Inc.

PRESIDENT'S LETTER                                                 June 16, 1999

Dear Shareholder,
  After the extreme volatility of late summer 1998, bonds entered a period of relative peace and quiet in first half fiscal year 1999 (ending April 30). Our portfolios performed to our expectations -- helping to preserve principal in a moderately rising interest rate environment. Our sector weighting decisions, security selection, and trend following duration discipline, all worked in our favor.
  We adjust sector weightings based on where we see the best value. This led us to increase Limited Maturity Bond Portfolio's allocation to mortgage securities and U.S. Agency obligations, and to gravitate to more attractively priced securities within the corporate sector. Concurrently, we reduced our exposure to Treasuries, which we believe had become overvalued during investors' "flight to quality" in third quarter 1998. This strategic decision paid off, with all major sectors outperforming Treasuries over this reporting period. Security selection also contributed to results, most notably in the high-yield market where we earned generous returns from our investments in telecommunications industry leaders.
  We also adjust portfolio duration (a traditional barometer of interest rate risk) in response to changing interest rate trends, rather than interest rate forecasts. Following the global economic turmoil of third quarter 1998, the strong consensus was that the U.S. economy would decelerate and interest rates would decline. Investors swayed by this consensus viewpoint extended portfolio duration in an attempt to maximize returns. When the economy continued to grow much faster than anticipated and interest rates drifted higher, this strategy was counter-productive. Our trend following duration management -- adjusting duration according to what is happening in the market rather than speculating on what will happen -- once again helped us reduce risk to shareholder assets during a period in which interest rates defied consensus forecasts.
  In closing, bonds have been catching their breath following last year's robust rally. This gave us the opportunity to demonstrate how our philosophy and portfolio management strategies add value to the fixed income investment process. Looking ahead, we will continue to remain focused on relative value in different sectors of the market, work hard to identify individual securities with the best risk/reward characteristics, and monitor interest rate trends and adjust portfolio durations accordingly. We are confident that we can continue to invest the assets you have entrusted to us using a low-risk approach, while also providing the opportunity to enhance those assets.
  GOVERNMENT MONEY FUND AND CASH RESERVES In reviewing trends in the short-term Treasury securities market over this six-month reporting period, two things stand out: yields moved higher, and the yield curve steepened. On October 31, 1998, three-month T-bills yielded 4.32%, six-month T-bills 4.35% and one-year T-bills 4.18%. On April 30, 1999, yields were 4.53%, 4.64%, and 4.79%, respectively. Why did yields increase? A major change in investor psychology from fear the world was ending during last Fall's global financial crisis to renewed confidence in corporate America resulted in a move out of "fail safe" Treasuries into other higher risk/return asset classes. Why has the yield curve returned to more normal shape, with one-year T-Bills now yielding more than 3-month Bills? When interest rates were declining sharply in Fall 1998, investors were willing to pay a premium for longer maturities to lock in yields. Now that stability has returned to the financial markets, investors are once again demanding higher yields for longer-term loans to the government.
  Our active maturity management reflected these changes in interest rate trends. Government Money Fund began the period with a weighted average maturity of 80.9 days. As interest rates rose, weighted average maturity was shortened to
62.6 days at the end of February. When rates stabilized in March and April, the weighted average maturity was once again lengthened and closed this reporting period at 79.7 days.
  As of April 30, 1999, Government Money Fund had a 7-day current yield of 3.89% and a 7-day effective (compounded) yield of 3.97%.(1)
  Unlike Treasury securities, shorter-term (5 months and under) commercial paper yields came down and longer term paper yields rose only modestly during the last six months. This is also explained by the transition in investor psychology from concern over the future health of the economy to confidence that corporate cash flows and overall credit quality would remain healthy. Now that investors have determined the world is more stable, commercial paper once again offers a material yield advantage over Treasuries. The yield curve in the commercial paper market also reverted to a more normal shape, with longer maturities providing higher yields. At the end of October 1998, the highest credit quality 30-day commercial paper had a higher yield than 90-day and six-month paper, reflecting stronger demand for longer maturities. By April 30, 1999, investors were once again demanding a higher yield from longer maturity paper.
  Changes in Cash Reserves' weighted average maturity were similar to that of Government Money Fund. Cash Reserves began the reporting period at 71.6 days, shortened to 44.7 days at the end of January, and closed at 56.1 days.
  The only material change in Cash Reserves sector allocation was a reduction in our position in bank CD's from 19.2% at the beginning of this reporting period to 12.6% at its end and an increase in our weighting in commercial paper from 67.8% to 73.2% over the same period. This change reflects our perception of better value in commercial paper.
  As of April 30, 1999, Cash Reserves had a 7-day current yield of 4.30% and a 7-day effective (compounded) yield of 4.39%.(1)
  LIMITED MATURITY BOND FUND At the beginning of this reporting period, the "flight to quality" had propelled U.S. Treasury securities prices to what we believed were unsustainable levels. This prompted us to begin reducing our exposure to Treasuries and to start gravitating to U.S. Agency issues and mortgage pass-through securities with comparable credit quality and higher yields. Treasuries were cut from 10.4% of the portfolio's assets at year-end 1998 to just 3.4% at the close of the first half of fiscal 1999. Our mortgage commitment rose from 7.6% to 23% of assets, and the Agency position increased modestly. This strategy worked to our advantage, with mortgage securities, U.S. Agencies, and corporates all outperforming Treasuries in first half fiscal 1999.
  We also took advantage of value-oriented opportunities in lower rated corporates and mortgage-backed securities. When it became clear that the global economic crisis was not as severe as first anticipated, higher credit quality securities were the first to recover. This led us to selective BB and B rated credits with materially higher yields. Due to our increased allocation to AAA rated government agency mortgages, we were able to be opportunistic in lower rated securities and still maintain the portfolio's high credit quality rating.
  Security selection also helped buoy returns. Our financial service investments did well, with good earnings gains and consolidation in the industry leading to good relative performance. Our media, cable television, and telecommunications investments also contributed to returns, reflecting strong cash flow and earnings growth in these industries. Most recently, our cyclical holdings in the oil and gas, chemical, and paper groups have come to life as commodities prices firmed.

  Looking ahead to the balance of 1999, we will likely maintain the portfolio's defensive posture as long as rates continue to drift higher. Although we have yet to see any convincing statistical evidence of renewed inflation, the surprising strength of the economy has our, and perhaps the Federal Reserve's, attention. If the Fed does raise rates and the market over-reacts, we may become more aggressive. In the interim, we will continue to maintain our current positioning, focusing on yield more than capital appreciation potential. Going forward, we believe this will continue to serve our shareholders well.
  HIGH YIELD BOND FUND Investors' renewed confidence in the surprisingly vibrant U.S. economy sparked a recovery in the high-yield bond market in the first half of fiscal 1999. The yield spread between high-yield and 10-year Treasury securities narrowed from just over 6% at the end of October 1998 to about 5% at the end of this reporting period. We believe the economy will stay healthy for the foreseeable future and that the high-yield default rate will not increase to troublesome levels. If we are right, the high-yield market should benefit accordingly.
  As always, we have employed a relatively conservative, risk-averse investment strategy toward the high-yield market. We favor the bonds of more established companies with consistent cash flows, good debt service coverage, and large equity bases. These bonds may not have as much capital appreciation potential as issues of start-up companies. However, we are much more comfortable investing in "what is" than speculating on "what may be". In essence, we believe in buying steak instead of just sizzle.
  The telecommunications industry has been one of the high-yield market's hottest sectors. However, consistent with our risk-averse discipline, we have chosen to avoid new issues coming from unseasoned telecommunications companies that use high-yield debt to finance new networks or new services. These companies may have all the potential in the world, but with no operating track record, it is impossible to do any kind of real credit analysis. If we can't evaluate how secure we think a credit will be, we won't risk our shareholders' money.
  We have identified what we believe to be much lower risk ways to participate in this growth sector through investments in issues like Nextel. This company already has a national wireless network, a large customer base, and is turning free cash flow positive. It also has a substantial equity cushion, with cellular telephone pioneer Craig McCaw its largest single shareholder. We think Nextel bonds are a solid credit that still offer good capital appreciation potential. The bonds have already been upgraded from CCC+ to B-, and if fundamentals continue to improve, we believe we could see another credit upgrade pushing the bond even higher.
  Kindercare, a national chain of day care centers, is another good example of our investment discipline. Demographic trends favor continuing growth in this industry. Kindercare has issued high-yield debt to expand its franchise. Even with debt at peak levels to finance this expansion, the company's cash flow is twice debt service requirements. Kindercare is currently controlled by the leveraged buyout firm Kohlberg, Kravis & Roberts, which is in the process of taking the company public once again. The company says it will use the proceeds from the equity IPO to reduce debt. We believe this has the potential to lead to a credit upgrade and a nice move in Kindercare bonds.
  Neuberger Berman High Yield Bond Fund-SM- is now a little more than a year old. But it has already gone through a full cycle in the high-yield market. Within the last 12 months, we have seen the best of times (the strong high-yield market in second quarter 1998), the worst of times (the global liquidity crisis in third quarter 1998), and relatively good times (the 1999 recovery). Through it all, we have demonstrated that our investment philosophy and strategies can produce very competitive risk-adjusted returns. We will continue to strive to identify and invest in what we determine to be solid high-yield credits with realistic capital appreciation potential.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger Berman Income Funds

(1)Current yield refers to the income generated by an investment in the funds over a seven-day period. The income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the funds is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.

   An investment in a money market fund, like Cash Reserves and Government Money Fund, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

   The composition and holdings of the portfolios are subject to change. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                              SIX MONTH                      AVERAGE ANNUAL
                                               PERIOD                       TOTAL RETURNS(1)
NEUBERGER BERMAN               INCEPTION        ENDED                     --------------------
INCOME FUNDS                     DATE         4/30/99(1)     1 YR(1)       5 YR         10 YR
----------------------------------------------------------------------------------------------
LIMITED MATURITY BOND
 FUND(2)                        6/9/86         +1.40%        +3.60%       +5.71%       +6.73%
HIGH YIELD BOND FUND(2)         3/2/98         +5.82%        +1.99%       +3.46% (3)     N/A

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/99

                               INCEPTION       CURRENT       EFFECTIVE
                                 DATE         YIELD(4)       YIELD(4)
--------------------------------------------------------------------
GOVERNMENT MONEY FUND(5)       11/14/83         3.89%         3.97%
CASH RESERVES(2)(5)             4/12/88         4.30%         4.39%

1) One-year and average annual total returns are for the periods ended April 30, 1999. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger Berman Management Inc. ("Management") voluntarily bears certain operating expenses in excess of 0.70% of the average daily net assets per annum of Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), 1.00% of the average daily net assets per annum for Neuberger Berman High Yield Bond Fund ("High Yield"), and 0.65% of the average daily net assets per annum of Neuberger Berman Cash Reserves ("Cash Reserves"). These arrangements can be terminated upon 60 days' prior written notice to the appropriate Fund. For the six months ended April 30, 1999, there was no reimbursement of expenses by Management to Cash Reserves. Absent such reimbursements, the total returns for Limited Maturity and High Yield for the above stated periods would have been less.
3) From inception.
4) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
5) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger Berman Government Money Fund and Cash Reserves will fluctuate.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                      GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)              MONEY FUND
                                                    --------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $     670,691
      Deferred organization costs (Note A)                     --
      Receivable for Trust shares sold                         22
      Receivable from administrator -- net (Note
        B)                                                     --
                                                    --------------
                                                          670,713
                                                    --------------
LIABILITIES
      Dividends payable                                        11
      Payable for Trust shares redeemed                       431
      Payable to administrator -- net (Note B)                140
      Accrued expenses                                         68
                                                    --------------
                                                              650
                                                    --------------
NET ASSETS at value                                 $     670,063
                                                    --------------

NET ASSETS consist of:
      Par value                                     $         670
      Paid-in capital in excess of par value              669,352
      Accumulated net realized gains (losses) on
        investment                                             41
      Net unrealized depreciation in value of
        investment                                             --
                                                    --------------
NET ASSETS at value                                 $     670,063
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                       670,022
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                        LIMITED
                                                         CASH           MATURITY        HIGH YIELD
                                                       RESERVES        BOND FUND        BOND FUND
                                                    ------------------------------------------------
ASSETS
      Investment in corresponding Portfolio, at
        value (Note A)                              $   1,060,938    $     258,630    $      25,978
      Deferred organization costs (Note A)                     --               --               55
      Receivable for Trust shares sold                        259            1,208              148
      Receivable from administrator -- net (Note
        B)                                                     --               --               19
                                                    ------------------------------------------------
                                                        1,061,197          259,838           26,200
                                                    ------------------------------------------------
LIABILITIES
      Dividends payable                                        17            1,282              194
      Payable for Trust shares redeemed                     3,086            1,075               --
      Payable to administrator -- net (Note B)                254               38               --
      Accrued expenses                                        175              114               38
                                                    ------------------------------------------------
                                                            3,532            2,509              232
                                                    ------------------------------------------------
NET ASSETS at value                                 $   1,057,665    $     257,329    $      25,968
                                                    ------------------------------------------------

NET ASSETS consist of:
      Par value                                     $       1,058    $          26    $           3
      Paid-in capital in excess of par value            1,056,632          277,390           27,445
      Accumulated net realized gains (losses) on
        investment                                            (25)         (18,947)            (536)
      Net unrealized depreciation in value of
        investment                                             --           (1,140)            (944)
                                                    ------------------------------------------------
NET ASSETS at value                                 $   1,057,665    $     257,329    $      25,968
                                                    ------------------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
        authorized)                                     1,057,690           26,357            2,747
                                                    ------------------------------------------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $1.00            $9.76            $9.45
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                     GOVERNMENT
(000'S OMITTED)                                      MONEY FUND
                                                    ------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $    11,450
                                                    ------------
    Expenses:
      Administration fee (Note B)                           671
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --
      Auditing fees                                           4
      Custodian fees                                          5
      Legal fees                                              9
      Registration and filing fees                           12
      Shareholder reports                                    25
      Shareholder servicing agent fees                       43
      Trustees' fees and expenses                            14
      Miscellaneous                                           6
      Expenses from corresponding Portfolio (Notes
        A & B)                                              718
                                                    ------------
        Total expenses                                    1,507
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 --
                                                    ------------
        Total net expenses                                1,507
                                                    ------------
        Net investment income                             9,943
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                             41
    Net realized loss on financial futures
      contracts                                              --
    Net realized gain on foreign currency
      transactions                                           --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts             --
                                                    ------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                   41
                                                    ------------
        Net increase in net assets resulting from
          operations                                $     9,984
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

                             For the Six Months Ended April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                        CASH       LIMITED MATURITY     HIGH YIELD
                                                      RESERVES         BOND FUND         BOND FUND
                                                    ------------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio
      (Note A)                                      $    26,068      $       9,126     $      1,312
                                                    ------------------------------------------------
    Expenses:
      Administration fee (Note B)                         1,373                376               35
      Amortization of deferred organization and
        initial offering expenses (Note A)                   --                 --                7
      Auditing fees                                           4                  4                3
      Custodian fees                                          5                  5                5
      Legal fees                                             12                 14               11
      Registration and filing fees                           59                 25               28
      Shareholder reports                                    56                 32               13
      Shareholder servicing agent fees                      190                120               14
      Trustees' fees and expenses                            27                  9                3
      Miscellaneous                                          11                  5                1
      Expenses from corresponding Portfolio (Notes
        A & B)                                            1,377                435               93
                                                    ------------------------------------------------
        Total expenses                                    3,114              1,025              213
      Expenses reimbursed by administrator and/or
        reduced by custodian fee expense offset
        arrangement (Note B)                                 --                (47)             (81)
                                                    ------------------------------------------------
        Total net expenses                                3,114                978              132
                                                    ------------------------------------------------
        Net investment income                            22,954              8,148            1,180
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment
      securities                                             (3)            (1,437)            (494)
    Net realized loss on financial futures
      contracts                                              --               (288)              --
    Net realized gain on foreign currency
      transactions                                           --                321               --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts             --             (2,672)             717
                                                    ------------------------------------------------
        Net gain (loss) on investments from
          corresponding Portfolio (Note A)                   (3)            (4,076)             223
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $    22,951      $       4,072     $      1,403
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger Berman
----------------------------------------------------------------------
          Income Funds

                                                  GOVERNMENT
                                                  MONEY FUND
                                           Six Months
                                             Ended           Year
                                           April 30,        Ended
                                              1999       October 31,
(000'S OMITTED)                           (UNAUDITED)        1998
                                          ---------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     9,943    $    16,612
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           41             31
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --             --
                                          ---------------------------
    Net increase (decrease) in net
      assets resulting from operations          9,984         16,643
                                          ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (9,943)       (16,612)
    Net realized gain on investments              (22)            --
                                          ---------------------------
    Total distributions to shareholders        (9,965)       (16,612)
                                          ---------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 805,917        924,226
    Proceeds received in connection with
      merger (Note D)                              --             --
    Proceeds from reinvestment of
      dividends and distributions               9,880         16,433
    Payments for shares redeemed             (513,350)      (881,250)
                                          ---------------------------
    Net increase (decrease) from Trust
      share transactions                      302,447         59,409
                                          ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS         302,466         59,440
NET ASSETS:
    Beginning of period                       367,597        308,157
                                          ---------------------------
    End of period                         $   670,063    $   367,597
                                          ---------------------------
NUMBER OF TRUST SHARES:
    Sold                                      805,917        924,226
    Issued in connection with merger
      (Note D)                                     --             --
    Issued on reinvestment of dividends
      and distributions                         9,880         16,433
    Redeemed                                 (513,350)      (881,250)
                                          ---------------------------
    Net increase (decrease) in shares
      outstanding                             302,447         59,409
                                          ---------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                     CASH                    LIMITED MATURITY                  HIGH YIELD
                                                   RESERVES                      BOND FUND                      BOND FUND
                                                                                                                      Period from
                                                                                                                     March 3, 1998
                                           Six Months                    Six Months                    Six Months    (Commencement
                                             Ended           Year          Ended           Year          Ended       of Operations)
                                           April 30,        Ended        April 30,        Ended        April 30,           to
                                              1999       October 31,        1999       October 31,        1999        October 31,
                                          (UNAUDITED)        1998       (UNAUDITED)        1998       (UNAUDITED)         1998
                                          -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    22,954    $     39,567   $     8,148    $    17,005    $     1,180    $         895
    Net realized gain (loss) on
      investments from corresponding
      Portfolio (Note A)                           (3)             (4)       (1,404)        (3,885)          (494)             (42)
    Change in net unrealized
      appreciation (depreciation) of
      investments from corresponding
      Portfolio (Note A)                           --              --        (2,672)           186            717           (1,661)
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations         22,951          39,563         4,072         13,306          1,403             (808)
                                          -----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (22,954)        (39,567)       (8,148)       (16,966)        (1,180)            (895)
    Net realized gain on investments               --              --            --             --             --               --
                                          -----------------------------------------------------------------------------------------
    Total distributions to shareholders       (22,954)        (39,567)       (8,148)       (16,966)        (1,180)            (895)
                                          -----------------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 761,354       1,612,173        49,595        108,089         12,518           28,413
    Proceeds received in connection with
      merger (Note D)                              --              --            --         44,974             --               --
    Proceeds from reinvestment of
      dividends and distributions              22,671          39,064         6,643         14,489            632              460
    Payments for shares redeemed             (750,911)     (1,290,742)      (90,057)      (124,074)        (9,995)          (4,580)
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) from Trust
      share transactions                       33,114         360,495       (33,819)        43,478          3,155           24,293
                                          -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          33,111         360,491       (37,895)        39,818          3,378           22,590
NET ASSETS:
    Beginning of period                     1,024,554         664,063       295,224        255,406         22,590               --
                                          -----------------------------------------------------------------------------------------
    End of period                         $ 1,057,665    $  1,024,554   $   257,329    $   295,224    $    25,968    $      22,590
                                          -----------------------------------------------------------------------------------------
NUMBER OF TRUST SHARES:
    Sold                                      761,354       1,612,173         5,049         10,819          1,318            2,844
    Issued in connection with merger
      (Note D)                                     --              --            --          4,493             --               --
    Issued on reinvestment of dividends
      and distributions                        22,671          39,064           676          1,451             67               47
    Redeemed                                 (750,911)     (1,290,742)       (9,170)       (12,422)        (1,056)            (473)
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                              33,114         360,495        (3,445)         4,341            329            2,418
                                          -----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Fund ("Government Money"), Neuberger Berman Cash Reserves ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger Berman High Yield Bond Fund ("High Yield") (collectively, the "Funds") are separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. High Yield had no operations until March 3, 1998, other than matters relating to its organization and registration as a series of the Trust. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 80.89%, and 100.00%, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively, at April 30,
   1999). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of each Fund to continue to qualify as regulated investment companies by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($7,878, $2,998, $6,904, and $4,112 expiring in 2002, 2003, 2005, and 2006, respectively, for Cash Reserves; $774,663,
   $533,438, $6,076,188, $4,086,330, $2,160,210, $517,222, and $3,229,127
   expiring in 2000, 2001, 2002, 2003, 2004, 2005, and 2006, respectively, for
   Limited Maturity; and $42,133 expiring in 2006 for High Yield, determined as of October 31, 1998), it is the policy of each Fund not to distribute such gains. The capital loss carryforwards shown above for Limited Maturity include $774,663, $533,438, $1,362,347, $329,262, and $552,290 expiring in
   2000, 2001, 2002, 2003, and 2004, respectively, which were acquired on February 27, 1998 in the merger with Neuberger Berman Ultra Short Bond Fund ("Ultra Short"). The use of these losses to offset future gains may be limited in a given year.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by High Yield in connection with its organization are being amortized on a straight-line basis over a five-year period. At April 30, 1999, the unamortized balance of such expenses amounted to $55,281.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   Management has voluntarily undertaken to reimburse Cash Reserves, Limited Maturity, and High Yield for their operating expenses plus their pro rata portion of their corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.65%, 0.70%, and 1.00%, respectively, per annum of their average daily net assets (each an "Expense Limitation"). Each undertaking is subject to termination by Management upon at least 60 days' prior written notice to the appropriate Fund. For the six months ended April 30, 1999, such excess expenses amounted to $46,427 and $81,287, for Limited Maturity and High Yield, respectively. For the six months ended April 30, 1999, there was no reimbursement of expenses by Management for Cash Reserves. High Yield has agreed to repay Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Fund also has a distribution agreement with Management. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $76, $76, $599, and $28, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1999, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
GOVERNMENT MONEY                                 $ 757,029,000     $ 464,877,000

CASH RESERVES                                      499,989,000       492,498,000

LIMITED MATURITY                                    19,824,000        61,706,000

HIGH YIELD                                           8,434,000         6,536,000

NOTE D -- MERGER:
   On February 27, 1998, Limited Maturity acquired all of the net assets of Ultra Short pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. The merger was accomplished by a tax-free exchange of 4,492,869 shares of Limited Maturity (valued at $44,973,622) for the 4,723,570 shares of Ultra Short outstanding on February 27, 1998. Ultra Short's net assets at that date ($44,973,622), including $289,235 of unrealized appreciation, were combined with those of Limited Maturity. The aggregate net assets of Limited Maturity and Ultra Short immediately before the merger were $251,846,857 and $44,973,622, respectively, resulting in aggregate net assets of $296,820,479 immediately after the merger.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Six Months
                                               Ended
                                             April 30,
                                               1999                            Year Ended October 31,
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            ----------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $1.0001         $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                            ----------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                     .0200            .0459        .0468        .0464        .0499        .0302
    Net Gains or Losses on Securities         .0001            .0001           --           --           --           --
                                            ----------------------------------------------------------------------------
      Total From Investment Operations        .0201            .0460        .0468        .0464        .0499        .0302
                                            ----------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (.0200)          (.0459)      (.0468)      (.0464)      (.0499)      (.0302)
    Distributions (from net capital
     gains)                                  (.0001)              --           --           --           --           --
                                            ----------------------------------------------------------------------------
      Total Distributions                    (.0201)          (.0459)      (.0468)      (.0464)      (.0499)      (.0302)
                                            ----------------------------------------------------------------------------
Net Asset Value, End of Period              $1.0001         $ 1.0001     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                            ----------------------------------------------------------------------------
Total Return(2)                               +2.02%(3)        +4.69%       +4.78%       +4.74%       +5.10%       +3.07%
                                            ----------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                               $670.1           $367.6       $308.2       $363.4       $308.3       $251.5
                                            ----------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                              .61%(5)          .64%         .64%         .67%         .65%          --
                                            ----------------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                     .61%(5)          .63%         .63%         .67%         .65%         .72%
                                            ----------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        4.01%(5)         4.61%        4.65%        4.65%        5.00%        3.00%
                                            ----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                               Six
                                             Months
                                              Ended
                                            April 30,
                                              1999                           Year Ended October 31,
                                            (UNAUDITED)     1998          1997         1996         1995         1994
                                            ---------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $1.0000        $1.0000      $1.0000      $1.0000      $1.0000      $1.0001
                                            ---------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .0226          .0499        .0499        .0486        .0529        .0327
    Net Gains or Losses on Securities             --             --           --           --           --           --
                                            ---------------------------------------------------------------------------
      Total From Investment Operations         .0226          .0499        .0499        .0486        .0529        .0327
                                            ---------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.0226)        (.0499)      (.0499)      (.0486)      (.0529)      (.0327)
    Distributions (from net capital
     gains)                                       --             --           --           --           --       (.0001)
                                            ---------------------------------------------------------------------------
      Total Distributions                     (.0226)        (.0499)      (.0499)      (.0486)      (.0529)      (.0328)
                                            ---------------------------------------------------------------------------
Net Asset Value, End of Period               $1.0000        $1.0000      $1.0000      $1.0000      $1.0000      $1.0000
                                            ---------------------------------------------------------------------------
Total Return(2)                                +2.28%(3)      +5.10%       +5.11%       +4.97%       +5.42%       +3.33%
                                            ---------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                              $1,057.7       $1,024.6       $664.1       $482.0       $408.9       $311.9
                                            ---------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                               .61%(5)        .64%         .63%         .66%         .65%          --
                                            ---------------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                   .61%(5)        .63%         .63%         .65%         .65%         .65%
                                            ---------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                         4.53%(5)       5.00%        4.98%        4.86%        5.30%        3.31%
                                            ---------------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Six Months
                                               Ended
                                             April 30,
                                               1999                         Year Ended October 31,
                                            (UNAUDITED)      1998        1997        1996        1995        1994
                                            -----------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  9.91         $ 10.03     $  9.99     $ 10.06     $  9.88     $ 10.49
                                            -----------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                       .29             .60         .63         .60         .62         .56
    Net Gains or Losses on Securities
     (both realized and unrealized)            (.15)           (.12)        .04        (.07)        .18        (.55)
                                            -----------------------------------------------------------------------
      Total From Investment Operations          .14             .48         .67         .53         .80         .01
                                            -----------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.29)           (.60)       (.63)       (.60)       (.62)       (.56)
    Distributions (from net capital
     gains)                                      --              --          --          --          --        (.05)
    Distributions (in excess of net
     capital gains)                              --              --          --          --          --        (.01)
                                            -----------------------------------------------------------------------
      Total Distributions                      (.29)           (.60)       (.63)       (.60)       (.62)       (.62)
                                            -----------------------------------------------------------------------
Net Asset Value, End of Period              $  9.76         $  9.91     $ 10.03     $  9.99     $ 10.06     $  9.88
                                            -----------------------------------------------------------------------
Total Return(2)                               +1.40%(3)       +4.92%      +6.97%      +5.44%      +8.32%      +0.13%
                                            -----------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                              $ 257.3         $ 295.2     $ 255.4     $ 245.7     $ 307.4     $ 308.6
                                            -----------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)                              .70%(5)         .71%        .70%        .71%        .70%         --
                                            -----------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(6)                                  .70%(5)         .70%        .70%        .70%        .70%        .69%
                                            -----------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                        5.86%(5)        6.03%       6.34%       6.10%       6.21%       5.53%
                                            -----------------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                            Six Months      Period from
                                               Ended         March 3,
                                             April 30,      1998(7) to
                                               1999         October 31,
                                            (UNAUDITED)        1998
                                            ---------------------------
Net Asset Value, Beginning of Period        $  9.34         $ 10.00
                                            ---------------------------
Income From Investment Operations
    Net Investment Income                       .43             .51
    Net Gains or Losses on Securities
     (both realized and unrealized)             .11            (.66)
                                            ---------------------------
      Total From Investment Operations          .54            (.15)
                                            ---------------------------
Less Distributions
    Dividends (from net investment
     income)                                   (.43)           (.51)
                                            ---------------------------
Net Asset Value, End of Period              $  9.45         $  9.34
                                            ---------------------------
Total Return(2)(3)                            +5.82%          -1.69%
                                            ---------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                              $  26.0         $  22.6
                                            ---------------------------
    Ratio of Gross Expenses to Average
     Net Assets(4)(5)                          1.01%           1.00%
                                            ---------------------------
    Ratio of Net Expenses to Average Net
     Assets(5)(6)                              1.01%           1.00%
                                            ---------------------------
    Ratio of Net Investment Income to
     Average Net Assets(5)                     9.04%           8.03%
                                            ---------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (excluding Government Money), total return would have been lower if Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                             Year Ended October 31,
CASH RESERVES                                        1996             1995             1994
-----------------------------------------------------------------------------------------------
Net Expenses                                            .67%             .68%             .71%
                                                 ----------------------------------------------

      For the years ended October 31, 1997 and 1998, and the six months ended April 30, 1999, there was no reimbursement of expenses by Management for Cash Reserves.

                                                 Six Months
                                                    Ended
                                                  April 30,                         Year Ended October 31,
LIMITED MATURITY                                    1999           1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------
Net Expenses                                        .74%            .75%         .71%         .71%         .71%         .71%
                                                 ----------------------------------------------------------------------------

                                                                         Period from
                                                 Six Months Ended       March 3, 1998
                                                     April 30,         to October 31,
HIGH YIELD                                             1999                 1998
--------------------------------------------------------------------------------------
Net Expenses                                                1.63%               1.65%
                                                 -------------------------------------

7) The date investment operations commenced.

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          Government Money Portfolio

  Principal                                    Annualized
   Amount                                       Yield at      Value(1)
   (000's                                         Date         (000's
  omitted)                                     of Purchase    omitted)
-------------                                  -----------  -------------
               U.S. TREASURY
               SECURITIES -- BACKED BY THE
               FULL FAITH AND CREDIT OF THE
               U.S. GOVERNMENT (99.7%)
  $  45,335    U.S. Treasury Bills, due
               5/6/99                          4.45-4.49%     $  45,318
     16,695    U.S. Treasury Bills, due
               5/13/99                         4.49-4.53%        16,675
     48,410    U.S. Treasury Bills, due
               5/20/99                         4.51-4.55%        48,309
     20,000    U.S. Treasury Bills, due
               5/27/99                            4.49%          19,941
     48,340    U.S. Treasury Bills, due
               6/3/99                          4.29-4.68%        48,159
     53,170    U.S. Treasury Bills, due
               6/10/99                         4.29-4.62%        52,926
    108,000    U.S. Treasury Bills, due
               6/17/99                         4.48-4.60%       107,401
      8,465    U.S. Treasury Bills, due
               6/24/99                            4.42%           8,413
     20,000    U.S. Treasury Notes, 6.75%,
               due 6/30/99                        4.39%          20,072
     22,945    U.S. Treasury Bills, due
               7/22/99                         4.35-4.43%        22,726
     24,730    U.S. Treasury Bills, due
               7/29/99                         4.48-4.51%        24,468
     52,070    U.S. Treasury Bills, due
               8/5/99                          4.51-4.67%        51,472
     55,295    U.S. Treasury Bills, due
               8/19/99                         4.42-4.71%        54,551
     35,000    U.S. Treasury Notes, 5.875%,
               due 8/31/99                     4.55-4.56%        35,144
         30    U.S. Treasury Bills, due
               9/2/99                             4.66%              30
     20,400    U.S. Treasury Notes, 7.125%,
               due 9/30/99                        4.69%          20,599
        285    U.S. Treasury Bills, due
               10/14/99                           4.50%             279
     51,300    U.S. Treasury Notes, 6.00%,
               due 10/15/99                    4.71-4.74%        51,587
     30,000    U.S. Treasury Notes, 7.75%,
               due 11/30/99                    4.68-4.71%        30,512
     10,000    U.S. Treasury Notes, 5.375%,
               due 1/31/00                        4.78%          10,043
                                                            -------------
               TOTAL U.S. TREASURY SECURITIES                   668,625
               Cash, receivables and other
               assets, less liabilities
               (0.3%)                                             2,066
                                                            -------------
               TOTAL NET ASSETS (100.0%)                      $ 670,691
                                                            -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

  Principal
   Amount                                                                 Value(1)
   (000's                                              Rating              (000's
  omitted)                                       Moody's       S&P        omitted)
-------------                                  -----------  ---------  --------------
               U.S. TREASURY SECURITIES
               (0.5%)
  $   5,000    U.S. Treasury Bills, 4.335%,
               due 11/12/99                        TSY         TSY       $    4,884
                                                                       --------------
               U.S. GOVERNMENT AGENCY
               SECURITIES (5.7%)
     11,000    Federal Home Loan Bank,
               Discount Notes, 4.90%, due
               5/3/99                              AGY         AGY           11,000
     30,000    Freddie Mac, Discount Notes,
               4.70%, due 6/18/99                  AGY         AGY           29,820
     20,100    Federal Home Loan Bank, Bonds,
               4.97%, due 2/16/00                  AGY         AGY           20,100
                                                                       --------------
               TOTAL U.S. GOVERNMENT AGENCY
               SECURITIES                                                    60,920
                                                                       --------------
               ASSET-BACKED COMMERCIAL PAPER
               (3.4%)
      5,000    Ciesco, L.P., 4.83%, due
               5/19/99                             P-1        A-1+            4,989
     21,645    Enterprise Funding Corp.,
               4.82%, due 5/20/99                  P-1        A-1+           21,596
      9,700    Asset Securitization
               Cooperative Corp., 4.81%, due
               6/25/99                             P-1        A-1+            9,631
                                                                       --------------
               TOTAL ASSET-BACKED COMMERCIAL
               PAPER                                                         36,216
                                                                       --------------
               CORPORATE COMMERCIAL PAPER
               (69.8%)
     20,000    BP America, Inc., 4.74%, due
               5/3/99                              P-1        A-1+           20,000
     24,500    National Australia Funding
               Delaware Inc., 4.92%, due
               5/3/99                              P-1        A-1+           24,500
     10,000    SmithKline Beecham, 4.92%, due
               5/3/99                              P-1        A-1+           10,000
     13,000    Hershey Foods Corp., 4.73%,
               due 5/7/99                          P-1         A-1           12,993
     20,000    Merrill Lynch & Co., Inc.,
               4.84%, due 5/7/99                   P-1        A-1+           19,989
     20,000    MetLife Funding, Inc., 4.79%,
               due 5/10/99                         P-1        A-1+           19,981
     40,200    Bayer Corp., 4.82% & 4.83%,
               due 5/4/99 & 5/11/99                P-1        A-1+           40,176
     29,500    Novartis Finance Corp., 4.77%,
               due 5/11/99                         P-1        A-1+           29,469
     44,500    Sara Lee Corp., 4.77% & 4.80%,
               due 5/7/99 & 5/14/99                P-1        A-1+           44,454
     19,000    Illinois Tool Works, Inc.,
               4.81%, due 5/18/99                  P-1        A-1+           18,962
     26,350    Florida Power Corp., 4.77% &
               4.78%, due 5/7/99 & 5/20/99         P-1        A-1+           26,327
     30,000    New York Life Capital Corp.,
               4.75%, due 5/20/99                  P-1        A-1+           29,933
      9,449    Westpac Capital Corp., 4.78%,
               due 5/21/99                         P-1        A-1+            9,426
     15,000    Lucent Technologies, Inc.,
               4.79%, due 5/25/99                  P-1         A-1           14,956
     20,000    Canadian Wheat Board, Canada,
               4.78%, due 5/27/99                  P-1        A-1+           19,936
      6,000    USAA Capital Corp., 4.81%, due
               5/27/99                             P-1        A-1+            5,981
     40,000    General Electric Capital
               Corp., 4.79%-4.82%, due
               5/3/99-6/2/99                       P-1        A-1+           39,955

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

  Principal
   Amount                                                                 Value(1)
   (000's                                              Rating              (000's
  omitted)                                       Moody's       S&P        omitted)
-------------                                  -----------  ---------  --------------
  $  35,300    BellSouth Telecommunications,
               Inc., 4.75%-4.83%, due
               5/7/99-6/4/99                       P-1        A-1+       $   35,183
     17,000    American Express Credit Corp.,
               5.15% & 5.21%, due 5/27/99 &
               6/7/99                              P-1         A-1           16,930
     20,000    BMW U.S. Capital Corp., 4.80%,
               due 6/8/99                          P-1         A-1           19,904
     38,400    Colgate-Palmolive Co., 4.78% &
               4.83%, due 5/6/99 & 6/8/99          P-1         A-1           38,296
     40,000    Prudential Funding Corp.,
               4.79%-5.25%, due
               5/26/99-6/9/99                      P-1         A-1           39,829
     40,000    Ford Motor Credit Co., 4.79% &
               4.81%, due 5/3/99 & 6/14/99         P-1         A-1           39,888
     20,000    Morgan Stanley Dean Witter,
               4.83%, due 6/18/99                  P-1         A-1           19,877
     25,000    Goldman Sachs Group, L.P.,
               4.78%, due 6/22/99                  P-1        A-1+           24,834
     20,000    du Pont (E.I.) de Nemours &
               Co., 4.80%, due 6/25/99             P-1        A-1+           19,859
     25,000    Toyota Motor Credit Corp.,
               4.80%, due 6/28/99                  P-1        A-1+           24,813
     20,000    Motorola, Inc., 4.81%, due
               7/1/99                              P-1        A-1+           19,842
     35,000    Kredietbank North America
               Finance Corp., 4.79% & 4.80%,
               due 5/10/99 & 7/26/99               P-1        A-1+           34,763
     10,000    Campbell Soup Co., 4.78%, due
               9/13/99                             P-1        A-1+            9,823
     10,000    ANZ (Delaware) Inc., 4.80%,
               due 9/16/99                         P-1        A-1+            9,819
                                                                       --------------
               TOTAL CORPORATE COMMERCIAL
               PAPER                                                        740,698
                                                                       --------------
               TAXABLE REVENUE BONDS (1.1%)
     11,700    Health Institute of Indiana,
               Inc., Loan Program Notes, Ser.
               A, 4.85%, VRDN due 10/1/28          P-1         A-1           11,700
                                                                       --------------
               CERTIFICATES OF DEPOSIT
               (12.6%)
     10,730    Creditanstalt-Bankverein,
               Yankee C.D., 5.76%, due 5/7/99      P-1         A-1           10,730
      9,300    Chase Manhattan Bank, Domestic
               C.D., 5.745%, due 5/10/99           P-1        A-1+            9,300
     15,000    Westdeutsche Landesbank
               Girozentrale, Yankee C.D.,
               4.85%, due 5/28/99                  P-1        A-1+           15,000
     15,000    Commerzbank AG, Yankee C.D.,
               5.085%, due 2/16/00                 P-1        A-1+           14,996
     30,000    UBS AG Stamford CT, Yankee
               C.D., 5.29%, due 3/7/00             P-1        A-1+           30,033
      3,500    Canadian Imperial Bank of
               Commerce, Yankee C.D., 5.18%,
               due 3/15/00                         P-1        A-1+            3,499

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

  Principal
   Amount                                                                 Value(1)
   (000's                                              Rating              (000's
  omitted)                                       Moody's       S&P        omitted)
-------------                                  -----------  ---------  --------------
  $  40,000    National Westminster Bank PLC,
               Yankee C.D., 5.0475%-5.7375%,
               due 5/7/99-4/7/00                   P-1        A-1+       $   40,000
     10,000    Bank of Montreal, Yankee C.D.,
               5.12%, due 4/10/00                  P-1        A-1+            9,997
                                                                       --------------
               TOTAL CERTIFICATES OF DEPOSIT                                133,555
                                                                       --------------
               FUNDING AGREEMENTS (6.6%)
     30,000    John Hancock Mutual Life
               Insurance Co., Non-Expiring
               Variable Rate Funding
               Agreement, 4.94875%                 P-1        A-1+           30,000
     40,000    Travelers Insurance Co.,
               Variable Rate Funding
               Agreement, 4.9588% & 4.9688%,
               expiring 10/29/99 & 3/16/00         P-1        A-1+           40,000
                                                                       --------------
               TOTAL FUNDING AGREEMENTS                                      70,000
                                                                       --------------
               TOTAL INVESTMENTS (99.7%)                                  1,057,973
               Cash, receivables and other
               assets, less liabilities
               (0.3%)                                                         2,965
                                                                       --------------
               TOTAL NET ASSETS (100.0%)                                 $1,060,938
                                                                       --------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman                                      April 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

  Principal
   Amount                                                                                              Value(2)
   (000's                                                                            Rating             (000's
  omitted)                                                                     Moody's       S&P       omitted)
-------------                                                                -----------  ---------  ------------
               U.S. TREASURY SECURITIES (3.4%)
  $   1,000    U.S. Treasury Notes, 5.25%, due 1/31/01                           TSY         TSY     $  1,003
     10,112    U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07        TSY         TSY        9,746
                                                                                                     ------------
               TOTAL U.S. TREASURY SECURITIES (COST $10,886)                                           10,749
                                                                                                     ------------
               U.S. GOVERNMENT AGENCY SECURITIES (3.7%)
      4,802    Federal Home Loan Bank, Discount Notes, 4.90%, due 5/3/99         AGY         AGY        4,802
      7,100    Fannie Mae, Notes, 5.25%, due 1/15/03                             AGY         AGY        7,029
                                                                                                     ------------
               TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $11,970)                                  11,831
                                                                                                     ------------
               MORTGAGE-BACKED SECURITIES (23.3%)
      1,489    GE Capital Mortgage Services, Inc., REMIC Pass-Through
               Certificates, Ser. 1998-25, Class B3, 6.25%, due 12/25/28        BB(3)                   1,083(4)
      1,597    PNC Mortgage Securities Corp., Pass-Through Certificates,
               Ser. 1999-1, Class 1B4, 6.25%, due 2/25/29                       BB(5)                   1,142(4)
        965    Morgan Stanley Capital I Inc., Commercial Mortgage
               Pass-Through Certificates, Ser. 1998-HF2, 6.01%, due
               11/15/30                                                         BB(3)                     661(4)
 FANNIE MAE
         24    REMIC Floating Rate CMO, Ser. 1992-59F, 5.337%, due 8/25/06       AGY         AGY           24
      4,993    Pass-Through Certificates, 7.00%, due 9/1/03 & 6/1/11             AGY         AGY        5,126
      5,554    Pass-Through Certificates, 6.50%, due 4/1/13                      AGY         AGY        5,601
FREDDIE MAC
         83    Gold Balloon Mortgage Participation Certificates, 6.50%, due
               9/1/99                                                            AGY         AGY           83
         44    Mortgage Participation Certificates, 10.50%, due 10/1/00 &
               12/1/00                                                           AGY         AGY           46

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                                              Value(2)
   (000's                                                                            Rating             (000's
  omitted)                                                                     Moody's       S&P       omitted)
-------------                                                                -----------  ---------  ------------
  $     192    Mortgage Participation Certificates, 8.50%, due 10/1/01           AGY         AGY     $    197
        137    ARM Certificates, 6.00%, due 1/1/17                               AGY         AGY          138
 GOVERNMENT    NATIONAL MORTGAGE ASSOCIATION
         84    Pass-Through Certificates, 7.50%, due 10/15/09-9/15/10            AGY         AGY           87
        115    Pass-Through Certificates, 12.00%, due 5/15/12-3/15/15            AGY         AGY          131
     22,850    Pass-Through Certificates, 6.50%, due 12/15/28                    AGY         AGY       22,708
     36,770    Pass-Through Certificates, 7.00%, due 4/15/11-1/15/29             AGY         AGY       37,345
                                                                                                     ------------
               TOTAL MORTGAGE-BACKED SECURITIES (COST $74,809)                                         74,372
                                                                                                     ------------
               ASSET-BACKED SECURITIES (11.0%)
      1,238    Money Store Auto Grantor Trust, Ser. 1997-2, Class A-1,
               6.17%, due 3/20/01                                                Aaa         AAA        1,248
        239    Chase Manhattan Grantor Trust, Automobile Loan Pass-Through
               Certificates, Ser. 1995-A, 6.00%, due 9/17/01                     Aaa         AAA          239
      6,500    Ford Credit Auto Loan Master Trust, Auto Loan Certificates,
               Ser. 1996-1, 5.50%, due 2/15/03                                   Aaa         AAA        6,476
        174    Honda Auto Receivables Grantor Trust, Ser. 1997-A, Class A,
               5.85%, due 2/15/03                                                Aaa         AAA          175
      5,600    Chase Credit Card Master Trust, Ser. 1997-2, Class A, 6.30%,
               due 4/15/03                                                       Aaa         AAA        5,566
      1,226    Navistar Financial Owner Trust, Ser. 1996-B, Class A-3,
               6.33%, due 4/21/03                                                Aaa         AAA        1,236
      4,720    Chemical Master Credit Card Trust 1, Ser. 1995-2, Class A,
               6.23%, due 6/15/03                                                Aaa         AAA        4,774
      5,289    World Omni Automobile Lease Securitization Trust, Ser.
               1997-A, Class A-3, 6.85%, due 6/25/03                             Aaa         AAA        5,379
      1,626    Chevy Chase Auto Receivables Trust, Ser. 1996-2, Class A,
               5.90%, due 7/15/03                                                Aaa         AAA        1,631

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                                              Value(2)
   (000's                                                                            Rating             (000's
  omitted)                                                                     Moody's       S&P       omitted)
-------------                                                                -----------  ---------  ------------
  $   5,000    Standard Credit Card Master Trust I, Credit Card
               Participation Certificates, Ser. 1994-4, Class A, 8.25%, due
               11/7/03                                                           Aaa         AAA     $  5,304
      3,320    American Express Master Trust, Accounts Receivable Trust
               Certificates, Ser. 1998-1, Class A, 5.90%, due 4/15/04            Aaa         AAA        3,330
                                                                                                     ------------
               TOTAL ASSET-BACKED SECURITIES (COST $35,522)                                            35,358
                                                                                                     ------------
               BANKS & FINANCIAL INSTITUTIONS (18.3%)
      2,500    Associates Corp. of North America, Senior Notes, 6.375%, due
               8/15/99                                                           Aa3         AA-        2,510
      1,300    Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E,
               7.08%, due 5/22/00                                               Baa1          A         1,312
      1,800    International Lease Finance Corp., Notes, 6.625%, due 6/1/00      A1          A+         1,820
      3,150    Countrywide Funding Corp., Medium-Term Notes, Ser. A, 7.31%,
               due 8/28/00                                                       A3           A         3,216
      7,090    Associates Pass-Through Asset Trust, Ser. 1997-1, 6.45%, due
               9/15/00                                                           Aa3         AA-        7,175(4)
      5,000    Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E,
               6.89%, due 10/10/00                                              Baa1          A         5,045
      3,600    Countrywide Home Loans, Inc., Notes, 5.62%, due 10/16/00          A3           A         3,597
      1,725    Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E,
               6.65%, due 11/8/00                                               Baa1          A         1,735
      2,000    NationsBank Corp., Senior Medium-Term Notes, Ser. E, 5.70%,
               due 2/9/01                                                        Aa2         A+         1,993
      6,600    Capital One Bank, Bank Notes, 5.95%, due 2/15/01                 Baa3        BBB-        6,548
      4,430    Morgan Stanley, Dean Witter, & Co., Global Medium-Term
               Notes, Ser. C, 6.09%, due 3/9/01                                  Aa3         A+         4,450
      6,660    Household Finance Corp., Senior Medium-Term Notes, 6.06%,
               due 5/14/01                                                       A2           A         6,692
      3,550    BankAmerica Corp., Subordinated Notes, 6.85%, due 3/1/03          Aa3          A         3,639

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                                              Value(2)
   (000's                                                                            Rating             (000's
  omitted)                                                                     Moody's       S&P       omitted)
-------------                                                                -----------  ---------  ------------
  $   4,000    CIT Group, Inc., Notes, 5.50%, due 2/15/04                        Aa3         A+      $  3,895
      3,610    Riggs National Corp., Subordinated Notes, 8.50%, due 2/1/06     Ba1(6)      BB+(6)       3,754
      1,000    Bank United, Subordinated Medium-Term Notes, 8.00%, due
               3/15/09                                                           Ba2        BBB-        1,001
                                                                                                     ------------
               TOTAL BANKS & FINANCIAL INSTITUTIONS (COST $58,389)                                     58,382
                                                                                                     ------------
               CORPORATE DEBT SECURITIES (35.3%)
      7,000    Lockheed Martin Corp., Notes, 6.55%, due 5/15/99                 Baa1        BBB+        7,002
      2,710    Arkla, Inc., Notes, 8.875%, due 7/15/99                          Baa1         BBB        2,726
      4,680    Time Warner Pass-Through Asset Trust, Ser. 1997-2, 4.90%,
               due 7/29/99                                                      Baa3         BBB        4,670(4)
      1,000    General Motors Acceptance Corp., Medium-Term Notes, 6.15%,
               due 9/20/99                                                       A2           A         1,004
      3,655    Commonwealth Edison Co., First Mortgage Bonds, Ser. 90,
               6.50%, due 4/15/00                                               Baa2         BBB        3,685
      4,800    Norfolk Southern Corp., Notes, 6.70%, due 5/1/00                 Baa1        BBB+        4,854
      2,000    Ford Motor Credit Co., Medium-Term Notes, 6.84%, due 8/16/00      A1           A         2,031
      2,000    American General Finance Corp., Senior Notes, 6.125%, due
               9/15/00                                                           A2          A+         2,014
      2,510    Chesapeake Corp., Notes, 10.375%, due 10/1/00                    Baa3         BBB        2,659
      1,730    BHP Finance (USA) Ltd., Guaranteed Notes, 5.625%, due
               11/1/00                                                           A3          A-         1,712
      2,577    Safeway Inc., Notes, 5.75%, due 11/15/00                         Baa2         BBB        2,564
      2,300    General Electric Capital Corp., Global Medium-Term Notes,
               Ser. A, 5.52%, due 1/15/01                                        Aaa         AAA        2,302
      3,325    AT&T Capital Corp., Notes, 6.875%, due 1/16/01                   Baa3         BBB        3,379
      2,320    Fort James Corp., Notes, 6.234%, due 3/15/01                     Baa2        BBB-        2,300
      2,290    Colonial Realty Limited Partnership, Senior Notes, 7.50%,
               due 7/15/01                                                      Baa3        BBB-        2,279
      1,220    USA Waste Services, Inc., Senior Notes, 6.125%, due 7/15/01      Baa2        BBB+        1,225

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                                              Value(2)
   (000's                                                                            Rating             (000's
  omitted)                                                                     Moody's       S&P       omitted)
-------------                                                                -----------  ---------  ------------
  $   3,300    Texas Utilities Co., Notes, 5.94%, due 10/15/01                  Baa3         BBB     $  3,301
      4,160    Tyco International Ltd., Notes, 6.50%, due 11/1/01                A3          A-         4,211
      2,380    Marlin Water Trust, Senior Secured Notes, 7.09%, due
               12/15/01                                                         Baa2         BBB        2,383(4)
      2,965    ICI Wilmington Inc., Guaranteed Notes, 7.50%, due 1/15/02        Baa1         A-         3,058
      2,835    Black & Decker Corp., Medium-Term Notes, Ser. A, 8.90%, due
               1/21/02                                                          Baa2         BBB        3,030
        900    Ford Motor Credit Co., Global Bonds, 6.50%, due 2/28/02           A1           A           915
      2,280    Fort James Corp., Senior Notes, 6.50%, due 9/15/02               Baa2        BBB-        2,277
      1,000    Safeway Inc., Medium-Term Notes, 8.57%, due 4/1/03               Baa2         BBB        1,075
      3,360    Stewart Enterprises, Inc., Notes, 6.40%, due 5/1/03              Baa3         BBB        3,377
      6,600    WorldCom, Inc., Notes, 6.25%, due 8/15/03                        Baa2        BBB+        6,622
         60    Core-Mark International, Inc., Senior Subordinated Notes,
               11.375%, due 9/15/03                                              B3           B            60
      2,555    Akzo Nobel Inc., Guaranteed Notes, 6.00%, due 11/15/03            A2           A         2,529(4)
        705    Loomis Fargo & Co., Senior Subordinated Notes, 10.00%, due
               1/15/04                                                           B3           B           717
      1,740    PDVSA Finance Ltd., Notes, 8.75%, due 2/15/04                     A3         BBB+        1,756(4)
        660    EOP Operating Limited Partnership, Notes, 6.625%, due
               2/15/05                                                          Baa1         BBB          654
        975    WestPoint Stevens Inc., Senior Notes, 7.875%, due 6/15/05         Ba3         BB         1,002
      1,750    Protection One, Inc., Senior Notes, 7.375%, due 8/15/05           Ba1        BBB-        1,667
      4,200    Heritage Media Corp., Senior Subordinated Notes, 8.75%, due
               2/15/06                                                           B1          BB+        4,510
        855    Mark IV Industries, Inc., Senior Subordinated Notes, 7.75%,
               due 4/1/06                                                      Ba2(7)      BB-(7)         844
        735    Calpine Corp., Senior Notes, 7.625%, due 4/15/06                  Ba2         BB           739
  $     400    Printpack, Inc., Senior Subordinated Notes, Ser. B,

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                                              Value(2)
   (000's                                                                            Rating             (000's
  omitted)                                                                     Moody's       S&P       omitted)
-------------                                                                -----------  ---------  ------------
               10.625%, due 8/15/06                                              B3          B+      $    382
      2,825    Time Warner Inc., Notes, 8.11%, due 8/15/06                      Baa3         BBB        3,099
        680    Newport News Shipbuilding Inc., Senior Subordinated Notes,
               9.25%, due 12/1/06                                                B1          B+           729
      1,250    GFSI Inc., Senior Subordinated Notes, 9.625%, due 3/1/07          B3          B-         1,172
        300    French Fragrances, Inc., Senior Notes, Ser. B, 10.375%, due
               5/15/07                                                           B2          B+           305
      1,685    Owens-Illinois, Inc., Senior Debentures, 8.10%, due 5/15/07     Ba1(8)      BB+(8)       1,751
        250    Safety Components International, Inc., Senior Subordinated
               Notes, 10.125%, due 7/15/07                                       B3          B-           249
        880    HydroChem Industrial Services, Inc., Senior Subordinated
               Notes, Ser. B, 10.375%, due 8/1/07                               Caa1         B-           779
      2,210    Interpool, Inc., Notes, 7.20%, due 8/1/07                         Ba1         BB+        1,934
      1,500    Mirage Resorts, Inc., Notes, 6.75%, due 8/1/07                   Baa2        BBB+        1,452
        520    NBTY, Inc., Senior Subordinated Notes, Ser. B, 8.625%, due
               9/15/07                                                           B1          B+           494
      1,000    Thiokol Corp., Senior Notes, 6.625%, due 3/1/08                  Baa3         BBB          967
      1,700    Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08          Ba1(8)      BB+(8)       1,653
        160    APCOA, Inc., Senior Subordinated Notes, 9.25%, due 3/15/08       Caa1         B-           149
        610    IMPAC Group, Inc., Senior Subordinated Notes, 10.125%, due
               3/15/08                                                           B3          B-           602
        470    Trans-Resources, Inc., Senior Notes, Ser. B, 10.75%, due
               3/15/08                                                           B3          B-           461
        300    Columbus McKinnon Corp., Senior Subordinated Notes, 8.50%,
               due 4/1/08                                                        B2           B           298
        160    Great Central Mines Ltd., Senior Notes, 8.875%, due 4/1/08        Ba2         BB           158
      1,000    Global Crossing Holdings Ltd., Senior Notes, 9.625%, due
               5/15/08                                                           B1           B         1,117
  $     450    Home Products International, Inc., Senior

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

  Principal
   Amount                                                                                              Value(2)
   (000's                                                                            Rating             (000's
  omitted)                                                                     Moody's       S&P       omitted)
-------------                                                                -----------  ---------  ------------
               Subordinated Notes, 9.625%, due 5/15/08                           B3           B      $    439
      1,500    CSC Holdings, Inc., Senior Notes, 7.25%, due 7/15/08              Ba2         BB+        1,518
      1,085    Tenet Healthcare Corp., Senior Subordinated Notes, 8.125%,
               due 12/1/08                                                       Ba3         BB-        1,052(4)
        520    KinderCare Learning Centers, Inc., Senior Subordinated
               Notes, Ser. B, 9.50%, due 2/15/09                                 B3          B-           523
        500    Garden State Newspapers, Inc., Senior Subordinated Notes,
               8.625%, due 7/1/11                                                B1          B+           506(4)
                                                                                                     ------------
               TOTAL CORPORATE DEBT SECURITIES (COST $113,714)                                        112,922
                                                                                                     ------------
               FOREIGN GOVERNMENT SECURITIES(9) (3.0%)
  CAD 5,700    Canadian Government, 5.00%, due 12/1/00                           Aa2         AA+        3,922
 SEK 41,100    Kingdom of Sweden, 13.00%, due 6/15/01                            Aa1         AAA        5,845
                                                                                                     ------------
               TOTAL FOREIGN GOVERNMENT SECURITIES (COST $9,763)                                        9,767
                                                                                                     ------------
               TOTAL INVESTMENTS (98.0%) (COST $315,053)                                              313,381(10)
               Cash, receivables and other assets, less liabilities (2.0%)                              6,337
                                                                                                     ------------
               TOTAL NET ASSETS (100.0%)                                                             $319,718
                                                                                                     ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
                 U.S. GOVERNMENT AGENCY
                 SECURITIES (4.1%)
   $   1,071     Federal Home Loan Bank,
                 Discount Notes, 4.90%, due
                 5/3/99  (COST $1,071)               AGY         AGY       $   1,071
                                                                         -------------
                 MORTGAGE-BACKED SECURITIES
                 (3.2%)
         429     BA Mortgage Securities, Inc.,
                 Mortgage Pass-Through
                 Certificates, Ser. 1998-6,
                 6.25%, due 12/26/28                             BB              308(4)
         747     Morgan Stanley Capital I Inc.,
                 Commercial Mortgage
                 Pass-Through Certificates,
                 Ser. 1998-HF2, 6.01%, due
                 11/15/30                           BB(3)                        511(4)
                                                                         -------------
                 TOTAL MORTGAGE-BACKED
                 SECURITIES (COST $803)                                          819
                                                                         -------------
                 CORPORATE DEBT SECURITIES
                 (88.4%)
         310     Revlon Worldwide Corp., Senior
                 Secured Notes, Ser. B,
                 Zero-Coupon, Yielding 9.237%,
                 due 3/15/01                         B3          B-              209
         450     Stone Container Corp., Senior
                 Subordinated Debentures,
                 12.25%, due 4/1/02                  B3          B-              456
          60     Core-Mark International, Inc.,
                 Senior Subordinated Notes,
                 11.375%, due 9/15/03                B3           B               60
          60     Loomis Fargo & Co., Senior
                 Subordinated Notes, 10.00%,
                 due 1/15/04                         B3           B               61
         250     MTS, INC., Senior Subordinated
                 Notes, 9.375%, due 5/1/05           B2           B              248
         440     Protection One, Inc., Senior
                 Notes, 7.375%, due 8/15/05          Ba1        BBB-             419
         275     Mark IV Industries, Inc.,
                 Senior Subordinated Notes,
                 7.75%, due 4/1/06                 Ba2(7)      BB-(7)            272
         340     MTL Inc., Senior Subordinated
                 Notes, 10.00%, due 6/15/06          B3          B-              339
         470     Printpack, Inc., Senior
                 Subordinated Notes, Ser. B,
                 10.625%, due 8/15/06                B3          B+              449
         540     Motors and Gears, Inc., Senior
                 Notes, Ser. B, 10.75%, due
                 11/15/06                            B3           B              556

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
   $     150     Newport News Shipbuilding
                 Inc., Senior Subordinated
                 Notes, 9.25%, due 12/1/06           B1          B+        $     161
         400     Safelite Glass Corp., Senior
                 Subordinated Notes, 9.875%,
                 due 12/15/06                        B3          B-              384
         500     Pen-Tab Industries, Inc.,
                 Senior Subordinated Notes,
                 Ser. B, 10.875%, due 2/1/07         B3          B-              426
         430     Fonda Group, Inc., Senior
                 Subordinated Notes, Ser. B,
                 9.50%, due 3/1/07                   B3          B-              360
          60     GFSI Inc., Senior Subordinated
                 Notes, 9.625%, due 3/1/07           B3          B-               56
         500     French Fragrances, Inc.,
                 Senior Notes, Ser. B, 10.375%,
                 due 5/15/07                         B2          B+              509
         120     Doane Pet Care Co., Senior
                 Subordinated Notes, 9.75%, due
                 5/15/07                             B3          B-              125(4)
         500     Hedstrom Corp., Senior
                 Subordinated Notes, 10.00%,
                 due 6/1/07                          B3          B-              436
         150     Polymer Group, Inc., Senior
                 Subordinated Notes, 9.00%, due
                 7/1/07                              B2           B              154
         520     Safety Components
                 International, Inc., Senior
                 Subordinated Notes, 10.125%,
                 due 7/15/07                         B3          B-              518
          60     HydroChem Industrial Services,
                 Inc., Senior Subordinated
                 Notes, Ser. B, 10.375%, due
                 8/1/07                             Caa1         B-               53
         150     SC International Services,
                 Inc., Senior Subordinated
                 Notes, Ser. B, 9.25%, due
                 9/1/07                              B2           B              161
         125     Southern Foods Group, L.P.,
                 Senior Subordinated Notes,
                 9.875%, due 9/1/07                  B2           B              131
         560     NBTY, Inc., Senior
                 Subordinated Notes, Ser. B,
                 8.625%, due 9/15/07                 B1          B+              532
          85     K & F Industries, Inc., Senior
                 Subordinated Notes, 9.25%, due
                 10/15/07                            B3          B-               88
          60     United Defense, L.P., Senior
                 Subordinated Notes, 8.75%, due
                 11/15/07                            B2           B               60
         110     Amscan Holdings, Inc., Senior
                 Subordinated Notes, 9.875%,
                 due 12/15/07                        B3          B-               94

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
   $     250     Fisher Scientific
                 International Inc., Senior
                 Subordinated Notes, 9.00%, due
                 2/1/08                              B3          B-        $     253
         540     Brand Scaffold Services, Inc.,
                 Senior Notes, 10.25%, due
                 2/15/08                             B3          B-              531
         400     Nextel Communications, Inc.,
                 Senior Redeemable Step Up
                 Notes, Yielding 10.926%, due
                 2/15/08                             B2          B-              296
         185     Universal Compression, Inc.,
                 Senior Step Up Notes, Yielding
                 9.929%, due 2/15/08                 B2           B              116
         300     APCOA, Inc., Senior
                 Subordinated Notes, 9.25%, due
                 3/15/08                            Caa1         B-              280
          70     IMPAC Group, Inc., Senior
                 Subordinated Notes, 10.125%,
                 due 3/15/08                         B3          B-               69
         250     Musicland Group, Inc., Senior
                 Subordinated Notes, 9.875%,
                 due 3/15/08                         B3          B-              254
         520     Trans-Resources, Inc., Senior
                 Notes, Ser. B, 10.75%, due
                 3/15/08                             B3          B-              510
         250     AMSC Acquisition Co., Inc.,
                 Senior Notes, Ser. B, 12.25%,
                 due 4/1/08                                                      189(11)
         200     Columbus McKinnon Corp.,
                 Senior Subordinated Notes,
                 8.50%, due 4/1/08                   B2           B              198
         300     Great Central Mines Ltd.,
                 Senior Notes, 8.875%, due
                 4/1/08                              Ba2         BB              296
         150     Numatics, Inc., Senior
                 Subordinated Notes, 9.625%,
                 due 4/1/08                          B3          B-              141
         500     Riverwood International Corp.,
                 Senior Subordinated Notes,
                 10.875%, due 4/1/08                Caa1        CCC+             492
         250     Hudson Respiratory Care Inc.,
                 Senior Subordinated Notes,
                 9.125%, due 4/15/08                 B3          B-              224
         500     Level 3 Communications, Inc.,
                 Senior Notes, 9.125%, due
                 5/1/08                              B3           B              510
         320     Sun Healthcare Group, Inc.,
                 Senior Subordinated Notes,
                 9.375%, due 5/1/08                  Ca           C               71(4)
         300     Ziff-Davis Inc., Senior
                 Subordinated Notes, 8.50%, due
                 5/1/08                              B2           B              300

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
   $     179     Boyds Collection, Ltd., Senior
                 Subordinated Notes, 9.00%, due
                 5/15/08                             B2          B-        $     191(4)
         390     Home Products International,
                 Inc., Senior Subordinated
                 Notes, 9.625%, due 5/15/08          B3           B              381
         300     La Petite Academy, Inc.,
                 Senior Notes, 10.00%, due
                 5/15/08                             B3          B-              301
         200     Owens-Illinois, Inc., Senior
                 Notes, 7.35%, due 5/15/08           Ba1         BB+             199
         300     Telecommunications Techniques
                 Co., LLC, Senior Subordinated
                 Notes, 9.75%, due 5/15/08           B3          B-              305
         350     Coyne International
                 Enterprises Corp., Senior
                 Subordinated Notes, 11.25%,
                 due 6/1/08                          B3          B-              348
         300     General Binding Corp., Senior
                 Subordinated Notes, 9.375%,
                 due 6/1/08                          B2           B              305
         300     Key Components, LLC, Senior
                 Notes, 10.50%, due 6/1/08           B3          B-              288
         340     Schuff Steel Co., Senior
                 Notes, 10.50%, due 6/1/08           B3          B+              315
         300     Steel Heddle Mfg. Co., Senior
                 Subordinated Notes, 10.625%,
                 due 6/1/08                         Caa1        CCC+             150
         725     WESCO International, Inc.,
                 Senior Step Up Notes, Ser. B,
                 Yielding 11.175%, due 6/1/08        B3           B              507
         500     AKI, Inc., Senior Notes,
                 10.50%, due 7/1/08                  B2          B+              475
         300     Aqua-Chem, Inc., Senior
                 Subordinated Notes, 11.25%,
                 due 7/1/08                          B3          B-              251
         250     Aurora Foods Inc., Senior
                 Subordinated Notes, 8.75%, due
                 7/1/08                              B1          B+              261
         340     Marsulex Inc., Senior
                 Subordinated Notes, 9.625%,
                 due 7/1/08                          B2          B+              351
         350     Moll Industries, Inc., Senior
                 Subordinated Notes, 10.50%,
                 due 7/1/08                          B3           B              304
         400     CSC Holdings, Inc., Senior
                 Notes, 7.25%, due 7/15/08           Ba2         BB+             405
         435     GEO Specialty Chemicals, Inc.,
                 Senior Subordinated Notes,
                 10.125%, due 8/1/08                 B3          B-              438(4)

SCHEDULE OF INVESTMENTS
Neuberger Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

   Principal                                                               Value(2)
    Amount                                               Rating             (000's
(000's omitted)                                    Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
   $     250     Loews Cineplex Entertainment
                 Corp., Senior Subordinated
                 Notes, 8.875%, due 8/1/08           B3           B        $     252
         440     Bell Sports, Inc., Senior
                 Subordinated Notes, 11.00%,
                 due 8/15/08                         B3          B-              451
         350     Tenet Healthcare Corp., Senior
                 Subordinated Notes, 8.125%,
                 due 12/1/08                         Ba3         BB-             339(4)
         250     True Temper Sports, Inc.,
                 Senior Subordinated Notes,
                 10.875%, due 12/1/08                B3          B-              232(4)
         500     National Wine & Spirits, Inc.,
                 Senior Notes, 10.125%, due
                 1/15/09                             B2           B              519(4)
         500     Willis Corroon Corp., Senior
                 Subordinated Notes, 9.00%, due
                 2/1/09                              Ba3         B+              508(4)
         490     KinderCare Learning Centers,
                 Inc., Senior Subordinated
                 Notes, Ser. B, 9.50%, due
                 2/15/09                             B3          B-              493
         100     AK Steel Corp., Senior Notes,
                 7.875%, due 2/15/09                 Ba2         BB-             101(4)
         500     Panolam Industries, Senior
                 Subordinated Notes, 11.50%,
                 due 2/15/09                         B3          B-              526(4)
         500     Diamond Brands Inc., Senior
                 Step Up Debentures, Yielding
                 12.875%, due 4/15/09               Caa1        CCC+             110
         500     Fairchild Corp., Senior
                 Subordinated Notes, 10.75%,
                 due 4/15/09                         B3          B-              503(4)
         750     TeleCorp PCS, Inc., Senior
                 Subordinated Step Up Notes,
                 Yielding 11.625%, due 4/15/09       B3                          423(4)
         500     MEDIQ Inc., Senior Step Up
                 Debentures, Yielding 13.00%,
                 due 6/1/09                         Caa1         B-              204
         760     Charter Communications
                 Holdings, LLC, Senior Step Up
                 Notes, Yielding 9.225%, due
                 4/1/11                              B2          B+              494(4)
                                                                         -------------
                 TOTAL CORPORATE DEBT
                 SECURITIES (COST $23,953)                                    22,977
                                                                         -------------

                                                      April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

                                                                           Value(2)
    Number                                               Rating             (000's
   of Units                                        Moody's       S&P       omitted)
---------------                                  -----------  ---------  -------------
                 UNITS (2.0%)
         500     DeCrane Aircraft Holdings,
                 Inc. (Each Unit consists of
                 $1,000 par value of Senior
                 Subordinated Notes, 12.00%,
                 due 9/30/08 and 1 DeCrane
                 Aircraft Holdings Warrant)
                 (COST $500)                        Caa1         B-        $     515
                                                                         -------------
    Number
   of Shares
---------------
                 WARRANTS (0.0%)
         250     American Mobile Satellite                                         1
         500     MEDIQ Inc.                                                       --
                                                                         -------------
                 TOTAL WARRANTS (COST $0)                                          1
                                                                         -------------
                 TOTAL INVESTMENTS (97.7%)
                 (COST $26,327)                                               25,383(10)
                 Cash, receivables and other
                 assets, less liabilities
                 (2.3%)                                                          596
                                                                         -------------
                 TOTAL NET ASSETS (100.0%)                                 $  25,979
                                                                         -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
 1) Investment securities of the Portfolio are valued at amortized cost, which approximates U.S. Federal income tax cost.
 2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
 3) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
 4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 1999, these securities amounted to $22,957,000 or 7.2% of net assets for Neuberger Berman Limited Maturity Bond Portfolio and $5,289,000 or 20.4% of net assets for Neuberger Berman High Yield Bond Portfolio.
 5) Not rated by Moody's; the rating shown is from Duff & Phelps Credit Rating
    Co.
 6) Rated BBB by Thomson BankWatch, Inc.
 7) Rated BBB- by Fitch Investors Services, Inc.
 8) Rated BBB- by Duff & Phelps Credit Rating Co.
 9) Principal amount is stated in the currency in which the security is denominated.
    CAD -- Canadian Dollar
    SEK -- Swedish Krona
10) At April 30, 1999, selected Portfolio information on a U.S. Federal income tax basis was as follows:

                                                          GROSS          GROSS
                                                       UNREALIZED     UNREALIZED    NET UNREALIZED
NEUBERGER BERMAN                          COST        APPRECIATION    DEPRECIATION   DEPRECIATION
---------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO      $  315,053,000  $   1,446,000    $3,118,000    $  1,672,000
HIGH YIELD BOND PORTFOLIO                26,327,000        402,000    1,346,000          944,000

11) Not rated by a nationally recognized statistical rating organization. Security is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager within the guidelines approved by the trustees of Income Managers Trust.

SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                      GOVERNMENT
                                                        MONEY
(000'S OMITTED)                                       PORTFOLIO
                                                    --------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments     $     668,625
      Cash                                                      8
      Deferred organization costs (Note A)                     --
      Interest receivable                                   2,219
      Net receivable for forward foreign currency
        exchange contracts sold (Note C)                       --
      Prepaid expenses and other assets                         5
      Receivable for securities sold                           --
      Receivable for variation margin (Note A)                 --
                                                    --------------
                                                          670,857
                                                    --------------
LIABILITIES
      Payable to investment manager (Note B)                  129
      Accrued expenses                                         37
                                                    --------------
                                                              166
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $     670,691
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $     670,691
      Net unrealized depreciation in value of
        investment securities, financial futures
        contracts, translation of assets and
        liabilities in foreign currencies, and
        foreign currency contracts                             --
                                                    --------------
NET ASSETS                                          $     670,691
                                                    --------------
*Cost of investments                                $     668,625
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                        LIMITED
                                                         CASH           MATURITY        HIGH YIELD
                                                       RESERVES           BOND             BOND
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ------------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments           $   1,057,973    $     313,381    $      25,383
Cash                                                            7                2                1
Deferred organization costs (Note A)                           --               --                1
Interest receivable                                         3,231            4,630              623
Net receivable for forward foreign currency
  exchange contracts sold (Note C)                             --              135               --
Prepaid expenses and other assets                               8                4               --
Receivable for securities sold                                 --            1,623               --
Receivable for variation margin (Note A)                       --               58               --
                                                    ------------------------------------------------
                                                        1,061,219          319,833           26,008
                                                    ------------------------------------------------
LIABILITIES
Payable to investment manager (Note B)                        221               67                8
Accrued expenses                                               60               48               21
                                                    ------------------------------------------------
                                                              281              115               29
                                                    ------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   1,060,938    $     319,718    $      25,979
                                                    ------------------------------------------------

NET ASSETS consist of:
Paid-in capital                                     $   1,060,938    $     321,210    $      26,923
Net unrealized depreciation in value of investment
  securities, financial futures contracts,
  translation of assets and liabilities in foreign
  currencies, and foreign currency contracts                   --           (1,492)            (944)
                                                    ------------------------------------------------
NET ASSETS                                          $   1,060,938    $     319,718    $      25,979
                                                    ------------------------------------------------
*Cost of investments                                $   1,057,973    $     315,053    $      26,327
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust

                                                     GOVERNMENT
                                                       MONEY
(000'S OMITTED)                                      PORTFOLIO
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $    11,450
                                                    ------------
    Expenses:
      Investment management fee (Note B)                    623
      Accounting fees                                         5
      Auditing fees                                          12
      Custodian fees (Note B)                                55
      Insurance expense                                       3
      Legal fees                                              6
      Trustees' fees and expenses                            14
                                                    ------------
        Total expenses                                      718
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          --
                                                    ------------
        Total net expenses                                  718
                                                    ------------
        Net investment income                            10,732
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                        41
    Net realized loss on financial futures
      contracts (Note A)                                     --
    Net realized gain on foreign currency
      transactions (Note A)                                  --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                               --
                                                    ------------
        Net gain (loss) on investments                       41
                                                    ------------
        Net increase in net assets resulting from
          operations                                $    10,773
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

                             For the Six Months Ended April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                        CASH       LIMITED MATURITY     HIGH YIELD
                                                      RESERVES           BOND              BOND
                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------------------------------------
INVESTMENT INCOME
    Interest income                                 $    26,068      $      11,152     $      1,312
                                                    ------------------------------------------------
    Expenses:
      Investment management fee (Note B)                  1,206                427               50
      Accounting fees                                         5                  5                5
      Auditing fees                                          13                 13                7
      Custodian fees (Note B)                               112                 65               18
      Insurance expense                                       4                  2               --
      Legal fees                                             10                  9               10
      Trustees' fees and expenses                            27                 11                3
                                                    ------------------------------------------------
        Total expenses                                    1,377                532               93
      Expenses reduced by custodian fee expense
        offset arrangement (Note B)                          --                 (1)              --
                                                    ------------------------------------------------
        Total net expenses                                1,377                531               93
                                                    ------------------------------------------------
        Net investment income                            24,691             10,621            1,219
                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment
      securities sold                                        (3)            (1,765)            (494)
    Net realized loss on financial futures
      contracts (Note A)                                     --               (353)              --
    Net realized gain on foreign currency
      transactions (Note A)                                  --                407               --
    Change in net unrealized appreciation
      (depreciation) of investment securities,
      financial futures contracts, translation of
      assets and liabilities in foreign
      currencies, and foreign currency contracts
      (Note A)                                               --             (3,279)             717
                                                    ------------------------------------------------
        Net gain (loss) on investments                       (3)            (4,990)             223
                                                    ------------------------------------------------
        Net increase in net assets resulting from
          operations                                $    24,688      $       5,631     $      1,442
                                                    ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust


                                                   GOVERNMENT
                                                 MONEY PORTFOLIO
                                           Six Months
                                              Ended           Year
                                            April 30,         Ended
                                              1999         October 31,
(000'S OMITTED)                            (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     10,732    $     17,794
    Net realized gain (loss) on
      investments                                   41              31
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --              --
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from operations          10,773          17,825
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  757,029         829,488
    Additions related to reorganization
      (Note D)                                      --              --
    Reductions                                (464,877)       (787,491)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests       292,152          41,997
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS          302,925          59,822
NET ASSETS:
    Beginning of period                        367,766         307,944
                                          -----------------------------
    End of period                         $    670,691    $    367,766
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                                                                          HIGH YIELD
                                            CASH RESERVES               LIMITED MATURITY                BOND PORTFOLIO
                                              PORTFOLIO                  BOND PORTFOLIO                          Period from
                                                                                                                March 3, 1998
                                      Six Months                    Six Months                    Six Months    (Commencement
                                        Ended           Year          Ended           Year          Ended       of Operations)
                                      April 30,        Ended        April 30,        Ended        April 30,           to
                                         1999       October 31,        1999       October 31,        1999        October 31,
                                     (UNAUDITED)        1998       (UNAUDITED)        1998       (UNAUDITED)         1998
                                     -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income            $    24,691    $    42,282    $    10,621    $    21,213    $     1,219    $         907
    Net realized gain (loss) on
      investments                             (3)            (4)        (1,711)        (4,564)          (494)             (42)
    Change in net unrealized
      appreciation (depreciation)
      of investments                          --             --         (3,279)           180            717           (1,661)
                                     -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      operations                          24,688         42,278          5,631         16,829          1,442             (796)
                                     -----------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:
    Additions                            499,989      1,091,774         27,131         71,026          8,434           25,827
    Additions related to
      reorganization (Note D)                 --             --             --         54,073             --               --
    Reductions                          (492,498)      (771,057)       (69,700)       (78,238)        (6,536)          (2,392)
                                     -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from
      transactions in investors'
      beneficial interests                 7,491        320,717        (42,569)        46,861          1,898           23,435
                                     -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                                  32,179        362,995        (36,938)        63,690          3,340           22,639
NET ASSETS:
    Beginning of period                1,028,759        665,764        356,656        292,966         22,639               --
                                     -----------------------------------------------------------------------------------------
    End of period                    $ 1,060,938    $ 1,028,759    $   319,718    $   356,656    $    25,979    $      22,639
                                     -----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1999 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger Berman Government Money Portfolio ("Government Money"), Neuberger Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger Berman Limited Maturity Bond Portfolio ("Limited Maturity"), and Neuberger Berman High Yield Bond Portfolio ("High Yield") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. High Yield had no operations until March 3, 1998, other than matters relating to its organization and registration as a series of Managers Trust. Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: Limited Maturity and High Yield may invest in foreign securities denominated in foreign currency. The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity and High Yield may each enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by each Portfolio. Neither Portfolio has a specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by each Portfolio is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) ORGANIZATION EXPENSES: Expenses incurred by High Yield in connection with its organization are being amortized on a straight-line basis over a five-year period. At April 30, 1999, the unamortized balance of such expenses amounted to $1,245.
8) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
9) FINANCIAL FUTURES CONTRACTS: Limited Maturity and High Yield may each buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolios. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the six months ended April 30, 1999, High Yield did not enter into any financial futures contracts.
      At April 30, 1999, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                  UNREALIZED
EXPIRATION                   OPEN CONTRACTS           POSITION   APPRECIATION
-----------------------------------------------------------------------------
June 1999       75   U.S. Treasury Notes, 5 Year       Short     $   46,000
June 1999       40   U.S. Treasury Notes, 10 Year      Short          3,000

      At April 30, 1999, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

PRINCIPAL
AMOUNT                        SECURITY
---------------------------------------------------------
$ 1,600,000 Standard Credit Card Master Trust I, Credit
            Card Participation Certificates, Ser. 1994-4,
            Class A, 8.25%, due 11/7/03

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio (except High Yield) pays Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. High Yield pays Management a fee for investment management services at the annual rate of 0.38% of the first $500 million of that Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New

York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $76, $76, $732, and $28 for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                                   PURCHASES           SALES
--------------------------------------------------------------------------------
LIMITED MATURITY                                 $ 155,539,000     $ 143,903,000
HIGH YIELD                                          10,193,000         6,545,000

   All securities transactions for Government Money and Cash Reserves were short-term.
   During the six months ended April 30, 1999, Limited Maturity had entered into various contracts to deliver currencies at specified future dates. At April 30, 1999, open contracts were as follows:

                                                                            NET
                      CONTRACTS     IN EXCHANGE   SETTLEMENT             UNREALIZED
SALES                 TO DELIVER        FOR          DATE     VALUE     APPRECIATION
------------------------------------------------------------------------------------
Euro                  6,034,000     $6,517,000    5/17/99   $6,381,000  $  136,000

NOTE D -- REORGANIZATION:
   On February 27, 1998, Limited Maturity acquired all of the net assets of Neuberger Berman Ultra Short Bond Portfolio ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. This was accomplished by Neuberger Berman Ultra Short Bond Fund and Neuberger Berman Ultra Short Bond Trust withdrawing their assets from Ultra Short and reinvesting those assets in Limited Maturity. The reorganization was tax-free to investors. Ultra Short's net assets as of February 27, 1998 ($54,072,964), including $338,550 of unrealized appreciation, were combined with those of Limited Maturity. The aggregate net assets of Limited Maturity and Ultra Short immediately before the reorganization were $297,668,015 and $54,072,964, respectively, resulting in aggregate net assets of $351,740,979 immediately after the reorganization.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Government Money Portfolio

                                           Six Months
                                             Ended
                                           April 30,
                                              1999                    Year Ended October 31,
                                          (UNAUDITED)      1998      1997      1996      1995      1994
                                         ----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                             .29%(2)     .31%      .30%      .31%      .31%       --
                                         ----------------------------------------------------------------
    Net Expenses                                  .29%(2)     .31%      .30%      .31%      .31%      .33%
                                         ----------------------------------------------------------------
    Net Investment Income                        4.32%(2)    4.93%     4.96%     4.99%     5.32%     3.38%
                                         ----------------------------------------------------------------
Net Assets, End of Period (in
 millions)                                     $670.7      $367.8    $307.9    $362.5    $308.5    $251.6
                                         ----------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

                                       Six Months
                                          Ended
                                        April 30,
                                          1999                        Year Ended October 31,
                                       (UNAUDITED)       1998        1997      1996       1995       1994
                                     ----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                          .27%(2)       .29%       .29%      .30%       .31%        --
                                     ----------------------------------------------------------------------
    Net Expenses                               .27%(2)       .29%       .29%      .30%       .31%       .32%
                                     ----------------------------------------------------------------------
    Net Investment Income                     4.86%(2)      5.33%      5.31%     5.20%      5.62%      3.63%
                                     ----------------------------------------------------------------------
Net Assets, End of Period (in
 millions)                                $1,060.9      $1,028.8     $665.8    $484.0     $409.2     $312.0
                                     ----------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                            Six Months
                                               Ended
                                             April 30,
                                               1999                            Year Ended October 31,
                                            (UNAUDITED)       1998         1997         1996         1995         1994
                                            ----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(1)                           .31%(2)          .33%         .33%         .33%         .33%          --
                                            ----------------------------------------------------------------------------
    Net Expenses                                .31%(2)          .33%         .33%         .33%         .33%         .34%
                                            ----------------------------------------------------------------------------
    Net Investment Income                      6.23%(2)         6.38%        6.70%        6.45%        6.55%        5.86%
                                            ----------------------------------------------------------------------------
Portfolio Turnover Rate                          45%              44%          89%         169%          88%         102%
                                            ----------------------------------------------------------------------------
Net Assets, End of Period (in millions)      $319.7           $356.7       $293.0       $267.3       $319.6       $316.1
                                            ----------------------------------------------------------------------------

1) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

2) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

                                                            Period from
                                            Six Months       March 3,
                                               Ended          1998(1)
                                             April 30,      to October
                                               1999             31,
                                            (UNAUDITED)        1998
                                            ---------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)(3)                        .71%            .89%
                                            ---------------------------
    Net Expenses(3)                             .71%            .89%
                                            ---------------------------
    Net Investment Income(3)                   9.32%           8.13%
                                            ---------------------------
Portfolio Turnover Rate                          27%             16%
                                            ---------------------------
Net Assets, End of Period (in millions)       $26.0           $22.6
                                            ---------------------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

                          Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.






NEUBERGER BERMAN

                          NEUBERGER BERMAN MANAGEMENT INC.
                          605 Third Avenue 2nd Floor
                          New York, NY  10158-0180

                          SHAREHOLDER SERVICES
                          800.877.9700

                          INSTITUTIONAL SERVICES
                          800.366.6264
                          www.nbfunds.com

                          -RECYCLE LOGO- NMATR6860699




                           KIRKPATRICK & LOCKHART LLP

                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                           WASHINGTON, D.C. 20036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100


FATIMA SULAIMAN
(202) 778-9223
SULAIMF@KL.COM
                                  June 24, 1999

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Neuberger Berman Income Funds:
                  Neuberger Berman Government Money Fund
                  Neuberger Berman Cash Reserves
                  Neuberger Berman Limited Maturity Bond Fund
                  Neuberger Berman High Yield Bond Fund
                  1933 Act File No. 2-85229
                  1940 Act File No. 811-3802
            -----------------------------------------------


Dear Sir or Madam:

      Transmitted herewith for filing is the Semi-Annual Report to Shareholders of the above-referenced series of Neuberger Berman Income Funds for the period ended April 30, 1999. This filing is being made pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

      If you should have any questions regarding this filing, please contact the undersigned.

                                    Sincerely,

                                    /s/ Fatima Sulaiman
                                    -------------------
                                    Fatima Sulaiman


Enclosure